Stock-Based Compensation - Additional information (Detail)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 04, 2022 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) grantee $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Shares of the Company's Common Stock are Authorized for Issuance under the 2022 Plan | shares		2,588,804		2,588,804		1,588,804
Common Stock, Capital Shares Reserved for Future Grant | shares		642,117		642,117		529,117
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award						Stock options generally vest monthly over a four-year period of continuous service, subject to a one-year cliff. Certain awards vest monthly over a one-year period of continuous service without a cliff and have a maximum contractual term of ten years.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | $			$ 0		$ 0
Share-Based Payment Arrangement, Expense, Income Tax Benefit | $		$ 0		$ 0		$ 0	$ 0
Common Stock, Shares, Issued | shares		5,544,050		5,544,050		5,752,800	5,745,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited | shares							300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms							the agreement was amended to reflect 450,000 shares with a new vesting start date of December 16, 2023, under the same four-year vesting terms.
Share-Based Payment Arrangement, Plan Modification, Incremental Compensation Cost | $							$ 0
Total stock-based compensation expense | $		$ 251,000	$ 35,000	$ 291,000	$ 56,000	$ 100,000	$ 100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized | shares				1,000,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Shares of the Company's Common Stock are Authorized for Issuance under the 2022 Plan | shares		1,588,804		1,588,804
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Shares of the Company's Common Stock are Authorized for Issuance under the 2022 Plan | shares		2,588,804		2,588,804
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award				Stock options generally vest monthly over a four-year period of continuous service, subject to a one-year cliff. Certain awards vest monthly over a one-year period of continuous service without a cliff and have a maximum contractual term of ten years.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 2.24	$ 0.55	$ 1.64	$ 0.54	$ 0.53	$ 0.63
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value | $		$ 100	$ 43	$ 100	$ 43	$ 78	$ 13,199
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | $		230,000	$ 55,000	271,000	$ 71,000	100,000	100,000
Share-Based Payment Arrangement, Cash Received from the Exercise of Stock Options | $						10,218	1
Share-Based Payment Arrangement, Expense, Income Tax Benefit | $		0		0		0	$ 0
Unrecognized stock-based compensation expense | $		$ 1,300,000		$ 1,300,000		$ 300,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				2 years 9 months 18 days		1 year 9 months 18 days
Share-Based Payment Arrangement, Plan Modification, Number of Grantees Affected | grantee							1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares		10,000	4,300	10,000	4,300	7,800	10,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Shares, Issued | shares	750,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights	The shares are subject to a repurchase right in favor of the Company for unvested shares and vest over a four-year (48-month) period, with 25% of the shares vesting on the 12-month anniversary of the vesting start date and the remainder vesting ratably on a monthly basis thereafter